SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)	Aug. 21, 2018
Accounting Policies [Line Items]
Foreign Currency Transactions, Description	The translation has been made at the rate of ¥6.8668 = US$1.00, the approximate exchange rate prevailing on June 30, 2019.	The translation has been made at the rate of ¥6.8668 = US$1.00, the approximate exchange rate prevailing on June 30, 2019.
Selling and Marketing Expense	$ 1,321,761	¥ 9,076,266		¥ 8,013,353	¥ 4,458,218
Cost-method Investments, Other than Temporary Impairment			$ 580,000	4,037,736	0
Deferred Revenue And Advances From Customer Balances	$ 17,912	¥ 122,996
Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	50 years	50 years
Shipping and Handling [Member]
Accounting Policies [Line Items]
Selling and Marketing Expense	$ 109,180	¥ 749,719		¥ 1,170,358	¥ 752,656
Minimum [Member]
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	20.00%	20.00%				8.00%
Maximum [Member]
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage			50.00%	50.00%		43.00%
Motor vehicles [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Motor vehicles [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Office Equipment [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years	2 years
Office Equipment [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	shorter of the lease term or the estimated useful life	shorter of the lease term or the estimated useful life
Production equipment [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years